Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.9%
134,974	iShares 1-3 Year Treasury Bond ETF	$11,448,495	1.7
113,393	Vanguard Global ex-U.S. Real Estate ETF	6,643,696	1.0
88,982	Vanguard Real Estate ETF	8,297,571	1.2

	Total Exchange-Traded Funds (Cost $25,301,667)	26,389,762	3.9

MUTUAL FUNDS: 95.8%
	Affiliated Investment Companies: 95.8%
4,291,302	Voya Emerging Markets Index Portfolio - Class P2	47,547,628	7.0
15,873,492	Voya International Index Portfolio - Class P2	157,465,042	23.2
2,370,567	Voya Russell Mid Cap Index Portfolio - Class P2	30,485,486	4.5
1,551,144	Voya Russell Small Cap Index Portfolio - Class P2	20,382,028	3.0
4,387,697	Voya U.S. Bond Index Portfolio - Class P2	48,133,039	7.1
21,911,375	Voya U.S. Stock Index Portfolio - Class P2	346,857,059	51.0

	Total Mutual Funds (Cost $639,730,778)	650,870,282	95.8

	Total Investments in Securities (Cost $665,032,445)	$677,260,044	99.7
	Assets in Excess of Other Liabilities	1,976,574	0.3
	Net Assets	$679,236,618	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,389,762	$–	$–	$26,389,762
Mutual Funds	650,870,282	–	–	650,870,282
Total Investments, at fair value	$677,260,044	$–	$–	$677,260,044
Other Financial Instruments+
Futures	372,241	–	–	372,241
Total Assets	$677,632,285	$–	$–	$677,632,285
Liabilities Table
Other Financial Instruments+
Futures	$(407,368)	$–	$–	$(407,368)
Total Liabilities	$(407,368)	$–	$–	$(407,368)

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$51,272,059	$14,715,122	$(18,853,298)	$413,745	$47,547,628	$1,021,779	$2,004,153	$-
Voya International Index Portfolio - Class P2	123,237,857	30,909,577	(9,159,412)	12,477,020	157,465,042	4,407,106	(177,428)	-
Voya Russell Mid Cap Index Portfolio - Class P2	36,109,754	10,419,546	(18,187,048)	2,143,234	30,485,486	424,886	53,220	4,788,654
Voya Russell Small Cap Index Portfolio - Class P2	15,447,643	5,949,765	(1,124,604)	109,224	20,382,028	205,552	(85,492)	1,981,746
Voya U.S. Bond Index Portfolio - Class P2	32,090,802	21,923,960	(8,598,281)	2,716,558	48,133,039	856,256	79,522	-
Voya U.S. Stock Index Portfolio - Class P2	235,762,965	104,456,452	(22,000,210)	28,637,852	346,857,059	914,827	3,509,041	18,427,223
	$493,921,080	$188,374,422	$(77,922,853)	$46,497,633	$650,870,282	$7,830,406	$5,383,016	$25,197,623

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	130	12/20/19	$9,912,500	$(292,124)
S&P 500® E-Mini	44	12/20/19	6,552,700	(64,544)
U.S. Treasury Ultra Long Bond	37	12/19/19	7,100,531	177,968
			$23,565,731	$(178,700)
Short Contracts:
Mini MSCI EAFE Index	(71)	12/20/19	(6,739,320)	7,134
Mini MSCI Emerging Markets Index	(202)	12/20/19	(10,119,190)	187,139
U.S. Treasury 10-Year Note	(53)	12/19/19	(6,906,562)	(50,700)
			$(23,765,072)	$143,573

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $667,899,714.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$21,634,221
Gross Unrealized Depreciation	(12,309,018)
Net Unrealized Appreciation	$9,325,203